Income Taxes - Schedule of Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Canadian
Earnings before income tax expense	$ 565	$ 518
Current income tax	102	154
Deferred income tax	(23)	(87)
Total Canadian	79	67
Foreign
Earnings before income tax expense	1,789	1,656
Current income tax	39	38
Deferred income tax	275	241
Total Foreign	314	279
Income tax expense and effective tax rate	393	$ 346
Disposed of by sale
Canadian
Total Canadian	$ 31